OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details Narrative)	Jun. 26, 2021 USD ($)
Other Current Liabilities and Other Non-Current Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Contingent Consideration for other liabilities	$ 9,254,635